UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4254

Smith Barney Income Funds
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 451-2010

Date of fiscal year end:  July 31
Date of reporting period: January 31, 2004

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Semi-Annual Report to Stockholders is filed herewith.

--------------------------------------------------------------------------------

                                  SMITH BARNEY
                              EXCHANGE RESERVE FUND

--------------------------------------------------------------------------------

             CLASSIC SERIES | SEMI-ANNUAL REPORT | JANUARY 31, 2004

                 [LOGO] Smith Barney
                        Mutual Funds
                 Your Serious Money. Professionally Managed.(R)

     Your Serious Money. Professionally Managed.(R) is a registered service mark of Citigroup Global Markets Inc.

--------------------------------------------------------------------------------
             NOT FDIC INSURED O NOT BANK GUARANTEED O MAY LOSE VALUE
--------------------------------------------------------------------------------

================================================================================
                                  WHAT'S INSIDE
================================================================================

Letter from the Chairman ..................................................    1

Schedule of Investments ...................................................    3

Statement of Assets and Liabilities .......................................    4

Statement of Operations ...................................................    5

Statements of Changes in Net Assets .......................................    6

Notes to Financial Statements .............................................    7

Financial Highlights ......................................................   12

================================================================================
                            LETTER FROM THE CHAIRMAN
================================================================================

[PHOTO OMITTED]

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

After an extended period of uncertainty mottled by questionable business practices and a faltering economy, we feel business and economic prospects have begun to look more promising. The Fed's reduction of the federal funds rate(i) appears to have had its intended result of encouraging economic growth. Evidence of sustainable economic improvement has emerged. Rising domestic consumption, increases in business fixed investment and export activity contributed to a relatively robust annualized growth rate in gross domestic product ("GDP")(ii) in the second half of 2003. However, to forestall potential deflationary forces, the Fed indicated that it was likely to leave rates at prevailing low levels for the foreseeable future. At the end of January, the Fed decided to leave rates at historically low levels.

Within this environment, the fund performed as follows:

--------------------------------------------------------------------------------
                       SMITH BARNEY EXCHANGE RESERVE FUND
                          YIELDS AS OF JANUARY 31, 2004
--------------------------------------------------------------------------------
                                   Seven-Day                  Seven-Day
                                Effective Yield             Current Yield
--------------------------------------------------------------------------------
  Class B shares                     0.10%                      0.10%
--------------------------------------------------------------------------------
  Class L shares                     0.10%                      0.10%
--------------------------------------------------------------------------------

All figures represent past performance and are not a guarantee of future results. The fund's yields will vary. Please note that your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

These numbers are the same due to rounding. Both yields include a partial waiver of the management fee; if the full management fee had been included, the seven-day effective yield for Class B and Class L shares would have been -0.16% and -0.18%, respectively, and the seven-day current yield for Class B and Class L shares would have been -0.16% and -0.18%, respectively. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.


     1    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund's response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As always thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,


/s/ R. Jay Gerken


R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

February 6, 2004


The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of January 31, 2004 and are subject to change. Please refer to page 3 for a list and percentage breakdown of the fund's holdings.

(i) The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

(ii) Gross domestic product is a market value of goods and services produced by labor and property in a given country.


     2    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Schedule of Investments (unaudited)                             January 31, 2004
================================================================================

   FACE                                                                    ANNUALIZED
   AMOUNT                              SECURITY                               YIELD           VALUE
======================================================================================================
U.S. GOVERNMENT OBLIGATIONS -- 0.3%
$    132,000   Federal Home Loan Bank Discount Notes matures 2/20/04          1.10%       $    131,923
     370,000   Federal Home Loan Mortgage Corp. Discount Notes
                 matures 3/22/04                                              1.00             369,486
------------------------------------------------------------------------------------------------------
               TOTAL U.S. GOVERNMENT OBLIGATIONS
               (Cost -- $501,409)                                                              501,409
======================================================================================================
CERTIFICATES OF DEPOSIT -- 22.7%
   8,000,000   Bank of Scotland NY matures 3/31/04                            1.05           8,001,014
   8,000,000   Credit Agricole Indosuez NY matures 3/3/04                     1.02           8,000,068
   7,000,000   CS First Boston NY matures 2/27/04                             1.03           7,000,000
   4,400,000   Lloyds TBS Bank PLC matures 2/17/04                            1.08           4,399,997
   8,000,000   Nordea Bank Finland NY matures 2/4/04                          1.08           7,999,997
   7,000,000   Toronto Dominion Bank NY matures 2/18/04                       1.08           7,000,032
------------------------------------------------------------------------------------------------------
               TOTAL CERTIFICATES OF DEPOSIT
               (Cost -- $42,401,108)                                                        42,401,108
======================================================================================================
COMMERCIAL PAPER -- 68.8%
   8,000,000   Atomium Funding Corp. mature 2/18/04 to 4/20/04            1.05 to 1.07       7,986,772
   8,000,000   Bryant Park Funding LLC matures 3/8/04                         1.04           7,991,680
   4,875,000   Deutsche Bank Financial LLC matures 2/9/04                     1.03           4,873,884
   8,000,000   Hannover Funding Co. LLC matures 2/23/04                       1.04           7,994,916
   8,000,000   Harwood Street Funding I LLC matures 2/6/04                    1.12           7,998,756
   6,585,000   Ivory Funding Corp. matures 2/11/04                            1.04           6,583,098
   7,000,000   Lake Constance Funding LLC matures 5/20/04                     1.06           6,977,534
   8,000,000   Market Street Funding matures 2/4/04                           1.05           7,999,300
   5,000,000   Mica Funding LLC matures 3/1/04                                1.05           4,995,771
   8,000,000   Perry Global Funding LLC matures 3/19/04                       1.04           7,989,138
   8,000,000   Premier Asset LLC matures 3/26/04                              1.05           7,987,460
   8,000,000   Regency Markets LLC matures 2/20/04                            1.04           7,995,609
   8,000,000   Surrey Funding Corp. matures 4/7/04                            1.06           7,984,453
   8,000,000   Tasman Funding Inc. mature 2/10/04 to 2/13/04              1.04 to 1.05       7,997,650
   8,000,000   UBS Finance Delaware LLC matures 2/2/04                        1.01           7,999,775
   8,000,000   Victory Receivables Corp. matures 2/24/04                      1.05           7,994,633
   8,800,000   White Pine Finance LLC matures 3/5/04                          1.07           8,791,369
------------------------------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $128,141,798)                                                      128,141,798
======================================================================================================
TIME DEPOSITS -- 8.2%
   6,315,000   Chase Manhattan Bank matures 2/2/04                            1.02           6,315,000
   9,000,000   State Street Bank & Trust matures 2/2/04                       1.03           9,000,000
------------------------------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $15,315,000)                                                        15,315,000
======================================================================================================
               TOTAL INVESTMENTS -- 100.0%
               (Cost -- $186,359,315*)                                                    $186,359,315
======================================================================================================

* Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.


     3    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Statement of Assets and Liabilities (unaudited)                 January 31, 2004
================================================================================

ASSETS:
   Investments, at amortized cost                                 $ 186,359,315
   Cash                                                                     468
   Receivable for Fund shares sold                                    1,063,847
   Receivable from Manager                                              180,000
   Interest receivable                                                  101,403
   Prepaid registration fees                                            100,070
   Other assets                                                           9,192
--------------------------------------------------------------------------------
   Total Assets                                                     187,814,295
--------------------------------------------------------------------------------
LIABILITIES:
   Payable for Fund shares reacquired                                 1,559,805
   Administration fee payable                                            32,333
   Distribution plan fees payable                                        28,438
   Deferred compensation payable                                          9,192
   Investment advisory fee payable                                        6,758
   Dividends payable                                                      5,941
   Accrued expenses                                                      48,122
--------------------------------------------------------------------------------
   Total Liabilities                                                  1,690,589
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 186,123,706
================================================================================
NET ASSETS:
   Par value of shares of beneficial interest                     $     186,143
   Capital paid in excess of par value                              185,937,505
   Undistributed net investment income                                      109
   Accumulated net realized loss from investment transactions               (51)
--------------------------------------------------------------------------------
Total Net Assets                                                  $ 186,123,706
================================================================================
Shares Outstanding:
   Class B                                                           92,643,773
   -----------------------------------------------------------------------------
   Class L                                                           93,499,713
   -----------------------------------------------------------------------------
Net Asset Value, per class                                        $        1.00
================================================================================

                       See Notes to Financial Statements.


     4    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Statement of Operations (unaudited)
================================================================================

For the Six Months Ended January 31, 2004

INVESTMENT INCOME:
   Interest                                                         $ 1,106,625
--------------------------------------------------------------------------------
EXPENSES:
   Distribution plan fees (Note 4)                                      513,302
   Investment advisory fee (Note 3)                                     307,981
   Administration fee (Note 3)                                          205,321
   Transfer agency services (Note 4)                                    134,078
   Audit and legal                                                       28,805
   Custody                                                               18,026
   Shareholders communications (Note 4)                                  16,538
   Registration fees                                                     10,701
   Trustees' fees                                                         5,451
   Other                                                                 16,602
--------------------------------------------------------------------------------
   Total Expenses                                                     1,256,805
   Less: Investment advisory fee waiver (Note 3)                       (253,135)
--------------------------------------------------------------------------------
   Net Expenses                                                       1,003,670
--------------------------------------------------------------------------------
Net Investment Income                                                   102,955
--------------------------------------------------------------------------------
Net Realized Gain From Investment Transactions                              103
--------------------------------------------------------------------------------
Increase in Net Assets From Operations                              $   103,058
================================================================================

                       See Notes to Financial Statements.


     5    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Statements of Changes in Net Assets
================================================================================

For the Six Months Ended January 31, 2004 (unaudited) and the Year Ended July 31, 2003

                                                                       2004             2003
==================================================================================================
OPERATIONS:
  Net investment income                                            $     102,955    $     719,798
  Net realized gain (loss)                                                   103             (154)
--------------------------------------------------------------------------------------------------
  Increase in Net Assets From Operations                                 103,058          719,644
--------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
(NOTES 2 AND 5):
  Net investment income                                                 (102,955)        (719,813)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From
    Distributions to Shareholders                                       (102,955)        (719,813)
--------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares                                   106,228,797      280,084,813
  Net asset value of shares issued for reinvestment of dividends          92,595          694,856
  Cost of shares reacquired                                         (138,941,860)    (304,521,599)
--------------------------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share Transactions                (32,620,468)     (23,741,930)
--------------------------------------------------------------------------------------------------
Decrease in Net Assets                                               (32,620,365)     (23,742,099)

NET ASSETS:
  Beginning of period                                                218,744,071      242,486,170
--------------------------------------------------------------------------------------------------
  End of period*                                                   $ 186,123,706    $ 218,744,071
==================================================================================================
* Includes undistributed net investment income of:                 $         109    $         109
==================================================================================================

                       See Notes to Financial Statements.


     6    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited)
================================================================================

1. Significant Accounting Policies

The Smith Barney Exchange Reserve Fund ("Fund"), a separate investment fund of the Smith Barney Income Funds ("Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust consists of this Fund and seven other separate investment funds: SB Convertible Fund, Smith Barney Diversified Strategic Income Fund, Smith Barney High Income Fund, SB Capital and Income Fund, Smith Barney Municipal High Income Fund, Smith Barney Dividend and Income Fund, and Smith Barney Total Return Bond Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles ("GAAP") and are as follows: (a) security transactions are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value; (c) interest income is recorded on an accrual basis; (d) class specific expenses are charged to each class; management fees and general fund expenses are allocated on the basis of the relative net assets of each class or on another reasonable basis; (e) dividends and distributions to shareholders are recorded on the ex-dividend date; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) the character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

The Fund declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly on the payable date. Net realized gains, if any, are distributed at least annually.


     7    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

3. Investment Advisory Agreement, Administration Agreement and Other
   Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment adviser to the Fund. The Fund pays SBFM an advisory fee calculated at an annual rate of 0.30% of the Fund's average daily net assets. This fee is calculated daily and paid monthly. SBFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the Fund's average daily net assets. These fees are calculated daily and paid monthly.

During the six months ended January 31, 2004, SBFM voluntarily waived a portion of its investment advisory fee, a total of $253,135. This waiver can be terminated at any time by SBFM.

Citicorp Trust Bank, fsb. ("CTB"), another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Inc. ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. Forthe six months ended January 31, 2004, the Fund paid transfer agent fees of $83,598 to CTB.

Citigroup Global Markets Inc. ("CGM") and PFSDistributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors.

There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines by 0.50% the first year after purchase payment and thereafter declines by 1.00% per year until no CDSC is incurred. Class L shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment.

For the six months ended January 31, 2004, CDSCs paid to CGM and its affiliates were approximately:

                                                       Class B        Class L
================================================================================
CDSCs                                                 $364,000        $8,000
================================================================================

All officers and one Trustee of the Trust are employees of Citigroup or its affiliates.


     8    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

4. Class Specific Expenses

Pursuant to a Rule 12b-1 Distribution Plan, the Fund pays a distribution fee with respect to its Class B and L shares calculated at the annual rate of 0.50% of the average daily net assets for each respective class. For the six months ended January 31, 2004, total Rule 12b-1 Distribution Plan fees, which are accrued daily and paid monthly, were as follows:

                                                       Class B         Class L
================================================================================
Rule 12b-1 Distribution Plan Fees                     $282,479         230,823
================================================================================

For the six months ended January 31, 2004, total Transfer Agency Service expenses were as follows:

                                                       Class B         Class L
================================================================================
Transfer Agency Service Expenses                       $74,714         $59,364
================================================================================

For the six months ended January 31, 2004, total Shareholder Communication expenses were as follows:

                                                       Class B         Class L
================================================================================
Shareholder Communication Expenses                     $9,897          $6,641
================================================================================

5. Distributions Paid to Shareholders by Class

                                             Six Months Ended       Year Ended
                                             January 31, 2004      July 31, 2003
================================================================================
Net Investment Income
Class B                                           $ 56,622           $477,953
Class L                                             46,333            241,860
--------------------------------------------------------------------------------
Total                                             $102,955           $719,813
================================================================================

6. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Class B and L shares are available through exchange only, except that certain qualified and non-qualified retirement plans may make direct purchases. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.


     9    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

Transactions in shares of beneficial interest, each at $1.00, of the Fund were as follows:

                                      Six Months Ended             Year Ended
                                      January 31, 2004            July 31, 2003
================================================================================
Class B
Shares sold                              25,312,729                119,708,920
Shares issued on reinvestment                49,845                    454,586
Shares reacquired                       (60,644,704)              (156,206,294)
--------------------------------------------------------------------------------
Net Decrease                            (35,282,130)               (36,042,788)
================================================================================
Class L
Shares sold                              80,916,068                160,375,893
Shares issued on reinvestment                42,750                    240,270
Shares reacquired                       (78,297,156)              (148,315,305)
--------------------------------------------------------------------------------
Net Increase                              2,661,662                 12,300,858
================================================================================

7. Additional Information

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.


     10    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Notes to Financial Statements (unaudited) (continued)
================================================================================

CAM has begun to take corrective actions. CAM will pay to the applicable funds approximately $17 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.


     11   Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

================================================================================
Financial Highlights
================================================================================

For a share of each class of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:

Class B Shares                       2004(1)(2)     2003(2)      2002(2)      2001(2)      2000(2)      1999(2)
================================================================================================================
Net Asset Value,
  Beginning of Period               $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------
Net investment income(3)               0.001          0.003        0.010        0.044        0.046        0.040
Distributions from net investment
  income and/or realized gains        (0.001)        (0.003)      (0.010)      (0.044)      (0.046)      (0.040)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $   1.00       $   1.00     $   1.00     $   1.00     $   1.00     $   1.00
----------------------------------------------------------------------------------------------------------------
Total Return(4)                         0.05%++        0.30%        1.04%        4.50%        4.72%        4.05%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)                 $     93       $    128     $    164     $     91     $     95     $    120
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                           0.98%+         1.12%        1.19%        1.25%        1.25%        1.18%
  Net investment income                 0.10+          0.31         1.03         4.37         4.59         3.98
================================================================================================================

Class L Shares                      2004(1)(2)     2003(2)    2002(2)      2001(2)     2000(2)     1999(2)
==========================================================================================================
Net Asset Value,
  Beginning of Period               $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
----------------------------------------------------------------------------------------------------------
Net investment income(3)              0.001         0.003       0.010       0.044       0.046       0.040
Distributions from net investment
  income and/or realized gains       (0.001)       (0.003)     (0.010)     (0.044)     (0.046)     (0.040)
----------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period      $  1.00       $  1.00     $  1.00     $  1.00     $  1.00     $  1.00
----------------------------------------------------------------------------------------------------------
Total Return(4)                        0.05%++       0.29%       1.02%       4.47%       4.68%       4.04%
----------------------------------------------------------------------------------------------------------
Net Assets, End of
  Period (millions)                 $    93       $    91     $    78     $    41     $    29     $    27
----------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses(3)                          0.98%+        1.13%       1.22%       1.27%       1.26%       1.21%
  Net investment income                0.10+         0.28        0.98        4.22        4.59        3.95
==========================================================================================================

(1)   For the six months ended January 31, 2004 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method.
(3) The investment adviser waived a portion of its advisory fee for the six months ended January 31, 2004. If such fees were not waived, the per share decreases to net investment income and the actual expense ratios would have been as follows:

                      Per Share Decreases to                 Expense Ratios
                       Net Investment Income               Without Fee Waiver
                      ----------------------               ------------------
                               2004                               2004
                               ----                               ----
       Class B                $0.001                             1.20%+
       Class L                 0.001                             1.25+

(4) Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+     Annualized.


     12    Smith Barney Exchange Reserve Fund | 2004 Semi-Annual Report

--------------------------------------------------------------------------------
    SMITH BARNEY
EXCHANGE RESERVE FUND
--------------------------------------------------------------------------------

TRUSTEES

Lee Abraham
Allan J. Bloostein
Jane F. Dasher
R. Jay Gerken, CFA
  Chairman
Richard E. Hanson, Jr.
Paul Hardin
Roderick C. Rasmussen
John P. Toolan

OFFICERS

R. Jay Gerken, CFA
President and Chief
Executive Officer

Andrew B. Shoup
Senior Vice President
and Chief Administrative
Officer

Richard L. Peteka
Chief Financial Officer
and Treasurer

Kevin Kennedy
Vice President and
Investment Officer

Martin R. Hanley
Vice President and
Investment Officer

Andrew Beagley
Chief Anti-Money
Laundering Compliance
Officer

Kaprel Ozsolak
Controller

Robert I. Frenkel
Secretary and
Chief Legal Officer

INVESTMENT ADVISER AND ADMINISTRATOR

Smith Barney Fund
  Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.
PFS Distributors, Inc.

CUSTODIAN

State Street Bank and
  Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENTS

PFPC Inc. P.O. Box 9699
Providence, Rhode Island
02940-9699

Primerica Shareholder Services
P.O. Box 9662
Providence, Rhode Island
02940-9662

--------------------------------------------------------------------------------
Smith Barney Income Funds
--------------------------------------------------------------------------------

Smith Barney Exchange Reserve Fund

The Fund is a separate investment fund of the Smith Barney Income Funds, a Massachusetts business trust.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-451-2010 and by visiting the SEC's web site at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Income Funds -- Smith Barney Exchange Reserve Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

SMITH BARNEY EXCHANGE RESERVE FUND

Smith Barney Mutual Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

This document must be preceded or accompanied by a free prospectus. Investors should consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest or send money.

(C)2004 Citigroup Global Markets Inc.
Member NASD, SIPC


FD02388 3/04                                                             04-6246

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Income Funds


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: April 2, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ R. Jay Gerken
      R. Jay Gerken
      Chief Executive Officer of
      Smith Barney Income Funds

Date: April 2, 2004

By:   /s/ Richard L. Peteka
      Richard L. Peteka
      Chief Financial Officer of
      Smith Barney Income Funds

Date: April 2, 2004